Morrison Warren Partner	Chapman and Cutler LLP 320 South Canal Street Chicago, IL 60606 T 312.845.3484 warren@chapman.com

December 20, 2024

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:       Roundhill ETF Trust
(Registration Nos. 333-273052 and 811-23887)

Ladies and Gentlemen:

On behalf of Roundhill ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 129 and under the Investment Company Act of 1940, as amended, and Amendment No. 131 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to Roundhill AAPL WeeklyPay ETF (formerly Roundhill Apple AAPL Weekly Covered Call Strategy ETF), Roundhill AMD WeeklyPay ETF (formerly Roundhill Advanced Micro Devices AMD Weekly Covered Call Strategy ETF), Roundhill AMZN WeeklyPay ETF (formerly Roundhill Amazon AMZN Weekly Covered Call Strategy ETF), Roundhill COIN WeeklyPay ETF (formerly Roundhill Coinbase COIN Weekly Covered Call Strategy ETF), Roundhill GOOGL WeeklyPay ETF (formerly Roundhill Alphabet GOOGL Weekly Covered Call Strategy ETF), Roundhill META WeeklyPay ETF (formerly Roundhill Meta Platforms META Weekly Covered Call Strategy ETF), Roundhill MSFT WeeklyPay ETF (formerly Roundhill Microsoft MSFT Weekly Covered Call Strategy ETF), Roundhill PLTR WeeklyPay ETF (formerly Roundhill Microstrategy MSTR Weekly Covered Call Strategy ETF), Roundhill NVDA WeeklyPay ETF (formerly Roundhill Nvidia NVDA Weekly Covered Call Strategy ETF) and Roundhill TSLA WeeklyPay ETF (formerly Roundhill Tesla TSLA Weekly Covered Call Strategy ETF), each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison Warren
Morrison Warren

Enclosures

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